                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6102
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                              MFS SERIES TRUST VI
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: October 31
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                   Date of reporting period: January 31, 2007
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) MFS GLOBAL TOTAL RETURN FUND

1/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2007


ISSUER                                                                                              SHARES/PAR          VALUE ($)
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
COMMON STOCKS - 59.6%
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AEROSPACE - 2.6%
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Lockheed Martin Corp.                                                                                  94,240        $  9,159,186
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Northrop Grumman Corp.                                                                                 59,790           4,241,503
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United Technologies Corp.                                                                              48,890           3,325,498
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                                                                                                                     $ 16,726,187
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ALCOHOLIC BEVERAGES - 0.4%
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Diageo PLC                                                                                            138,000        $  2,688,439
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APPAREL MANUFACTURERS - 0.5%
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NIKE, Inc., "B"                                                                                        31,020        $  3,065,086
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AUTOMOTIVE - 2.0%
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Autoliv, Inc., SDR                                                                                     22,880        $  1,386,442
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Bayerische Motoren Werke AG                                                                            77,600           4,755,009
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Continental AG                                                                                         13,714           1,659,284
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Johnson Controls, Inc.                                                                                 12,630           1,167,770
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Nissan Motor Co. Ltd.                                                                                 115,600           1,443,923
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PSA Peugeot Citroen S.A                                                                                43,960           2,893,015
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                                                                                                                     $ 13,305,443
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BROADCASTING - 1.5%
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Fuji Television Network, Inc.                                                                             948        $  2,135,807
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Nippon Television Network Corp.                                                                        11,880           1,710,652
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Viacom, Inc., "B" (a)                                                                                  51,493           2,094,220
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Vivendi S.A                                                                                            51,550           2,129,040
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WPP Group PLC                                                                                         137,410           2,020,568
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                                                                                                                     $ 10,090,287
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BROKERAGE & ASSET MANAGERS - 1.6%
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Franklin Resources, Inc.                                                                               14,600        $  1,739,006
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Goldman Sachs Group, Inc.                                                                              25,600           5,431,296
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Lehman Brothers Holdings, Inc.                                                                         20,480           1,684,275
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Mellon Financial Corp.                                                                                 37,710           1,611,725
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                                                                                                                     $ 10,466,302
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BUSINESS SERVICES - 0.4%
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Accenture Ltd., "A"                                                                                    62,250        $  2,349,938
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CHEMICALS - 1.9%
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Dow Chemical Co.                                                                                       33,130        $  1,376,220
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Nalco Holding Co. (a)                                                                                  41,270             948,797
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PPG Industries, Inc.                                                                                   35,060           2,324,127
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Syngenta AG                                                                                            40,840           7,546,253
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                                                                                                                     $ 12,195,397
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COMPUTER SOFTWARE - 0.3%
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Oracle Corp. (a)                                                                                      123,150        $  2,113,254
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COMPUTER SOFTWARE - SYSTEMS - 0.2%
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Hewlett-Packard Co.                                                                                    26,200        $  1,133,936
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CONSTRUCTION - 1.6%
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CRH PLC                                                                                                49,900        $  1,972,963
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Fletcher Building Ltd.                                                                                197,982           1,577,844
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Geberit AG                                                                                                840           1,418,739
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Masco Corp. (l)                                                                                       149,660           4,787,623
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Sherwin-Williams Co.                                                                                   12,480             862,368
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                                                                                                                     $ 10,619,537
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CONSUMER GOODS & SERVICES - 1.9%
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Henkel KGaA, IPS                                                                                       36,730        $  5,746,285
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Kao Corp.                                                                                             122,000           3,499,038
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Uni-Charm Corp.                                                                                        56,500           3,066,549
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                                                                                                                     $ 12,311,872
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ELECTRICAL EQUIPMENT - 0.9%
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OMRON Corp.                                                                                            55,300        $  1,492,081
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Rockwell Automation, Inc.                                                                              23,900           1,462,919
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Spectris PLC                                                                                           86,000           1,325,624
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W.W. Grainger, Inc.                                                                                    21,940           1,703,641
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                                                                                                                     $  5,984,265
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ELECTRONICS - 1.6%
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Intel Corp.                                                                                            97,960        $  2,053,242
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Konica Minolta Holdings, Inc.                                                                         135,000           1,840,553
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Ricoh Co. Ltd.                                                                                         74,000           1,615,631
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Samsung Electronics Co. Ltd.                                                                            2,700           1,671,770
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Sony Corp.                                                                                             39,400           1,821,715
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Taiwan Semiconductor Manufacturing Co. Ltd., ADR (l)                                                  128,758           1,404,750
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                                                                                                                     $ 10,407,661
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ENERGY - INDEPENDENT - 1.4%
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Apache Corp.                                                                                           28,570        $  2,084,753
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Devon Energy Corp.                                                                                     30,900           2,165,781
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EOG Resources, Inc.                                                                                    25,240           1,744,841
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Norsk Hydro A.S.A                                                                                      95,250           3,077,674
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                                                                                                                     $  9,073,049
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ENERGY - INTEGRATED - 4.1%
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ConocoPhillips                                                                                         53,550        $  3,556,256
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Exxon Mobil Corp.                                                                                      65,840           4,878,744
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Hess Corp. (l)                                                                                         53,480           2,887,385
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Royal Dutch Shell PLC, "A"                                                                            174,300           5,898,461
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TOTAL S.A., ADR                                                                                       137,640           9,366,402
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                                                                                                                     $ 26,587,248
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FOOD & BEVERAGES - 2.8%
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Cadbury Schweppes PLC                                                                                 315,200        $  3,564,000
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CSM N.V                                                                                                42,500           1,529,720
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Kellogg Co.                                                                                            35,700           1,758,939
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Nestle S.A                                                                                             24,340           8,927,308
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Nong Shim Co. Ltd.                                                                                      3,895           1,061,169
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PepsiCo, Inc.                                                                                          18,700           1,219,988
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                                                                                                                     $ 18,061,124
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FOOD & DRUG STORES - 1.0%
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Carrefour S.A                                                                                          44,960        $  2,597,037
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CVS Corp.                                                                                              53,000           1,783,450
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Lawson, Inc.                                                                                           68,500           2,479,458
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                                                                                                                     $  6,859,945
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FOREST & PAPER PRODUCTS - 0.1%
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International Paper Co.                                                                                19,760        $    665,912
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GENERAL MERCHANDISE - 0.9%
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Daiei, Inc. (a)                                                                                        45,500        $    652,775
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Federated Department Stores, Inc.                                                                      67,700           2,808,873
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METRO AG                                                                                               34,600           2,367,260
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                                                                                                                     $  5,828,908
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HEALTH MAINTENANCE ORGANIZATIONS - 0.3%
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WellPoint, Inc. (a)                                                                                    26,100        $  2,045,718
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INSURANCE - 3.7%
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Aflac, Inc.                                                                                            21,700        $  1,033,137
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Allstate Corp.                                                                                        116,920           7,033,907
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Benfield Group PLC                                                                                    178,040           1,206,209
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Genworth Financial, Inc., "A"                                                                          60,470           2,110,403
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Hartford Financial Services Group, Inc.                                                                24,640           2,338,582
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Jardine Lloyd Thompson Group PLC                                                                      228,840           1,772,821
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Legal & General Group PLC                                                                             846,300           2,583,539
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MetLife, Inc.                                                                                         102,080           6,341,210
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                                                                                                                     $ 24,419,808
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LEISURE & TOYS - 0.3%
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Heiwa Corp.                                                                                            64,800        $    853,057
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NAMCO BANDAI Holdings, Inc.                                                                            80,100           1,154,427
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                                                                                                                     $  2,007,484
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MACHINERY & TOOLS - 1.1%
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ASSA ABLOY AB, "B"                                                                                     82,200        $  1,805,374
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Deere & Co.                                                                                            41,220           4,133,542
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GEA Group AG                                                                                           53,900           1,250,077
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                                                                                                                     $  7,188,993
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MAJOR BANKS - 4.9%
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Bank of America Corp.                                                                                 144,896        $  7,618,632
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Bank of New York Co., Inc.                                                                             80,000           3,200,800
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BNP Paribas                                                                                            27,230           3,058,298
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Credit Agricole S.A                                                                                   101,904           4,394,790
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Joyo Bank Ltd.                                                                                        117,000             696,786
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PNC Financial Services Group, Inc.                                                                     36,790           2,713,998
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Royal Bank of Scotland Group PLC                                                                       77,975           3,148,664
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Shizuoka Bank Ltd.                                                                                    116,000           1,205,965
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SunTrust Banks, Inc.                                                                                   47,990           3,987,969
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Svenska Handelsbanken AB, "A"                                                                          70,500           2,168,831
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                                                                                                                     $ 32,194,733
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METALS & MINING - 0.5%
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Anglo American PLC                                                                                     68,610        $  3,197,277
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NATURAL GAS - DISTRIBUTION - 0.5%
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Tokyo Gas Co. Ltd.                                                                                    580,000        $  3,011,540
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NATURAL GAS - PIPELINE - 0.2%
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OAO Gazprom, ADR                                                                                       23,700        $  1,017,915
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OIL SERVICES - 0.1%
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Fugro N.V                                                                                              20,800        $    987,574
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OTHER BANKS & DIVERSIFIED FINANCIALS - 4.8%
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Hachijuni Bank Ltd.                                                                                   116,000        $    806,129
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Aiful Corp.                                                                                            74,900           2,276,841
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American Express Co.                                                                                   32,130           1,870,609
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Banche Popolari Unite S.C.p.A                                                                          52,100           1,477,716
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Bangkok Bank Public Co. Ltd.                                                                          436,200           1,428,879
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Citigroup, Inc.                                                                                       109,036           6,011,155
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DNB Holding A.S.A                                                                                     100,200           1,509,727
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Fannie Mae                                                                                             62,540           3,535,386
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HSBC Holdings PLC                                                                                     203,761           3,701,253
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ING Groep N.V                                                                                          82,350           3,599,846
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Sapporo Hokuyo Holdings, Inc.                                                                             119           1,195,564
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Shinhan Financial Group Co. Ltd. (a)                                                                   21,780           1,138,158
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Takefuji Corp.                                                                                         66,470           2,675,758
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                                                                                                                     $ 31,227,021
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PHARMACEUTICALS - 4.5%
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Astellas Pharma, Inc.                                                                                  74,000        $  3,144,372
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Eli Lilly & Co.                                                                                        31,780           1,719,934
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GlaxoSmithKline PLC                                                                                   181,180           4,884,026
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Johnson & Johnson                                                                                      94,680           6,324,624
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Merck & Co., Inc.                                                                                      52,330           2,341,768
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Novartis AG                                                                                            83,700           4,831,765
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Takeda Pharmaceutical Co. Ltd.                                                                         28,500           1,859,859
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Tanabe Seiyaku Co. Ltd.                                                                                86,000           1,165,590
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Wyeth                                                                                                  69,710           3,444,371
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                                                                                                                     $ 29,716,309
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PRINTING & PUBLISHING - 0.5%
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PagesJaunes Groupe S.A                                                                                 56,450        $  1,192,957
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Reed Elsevier PLC                                                                                     188,020           2,149,879
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                                                                                                                     $  3,342,836
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RAILROAD & SHIPPING - 0.4%
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Burlington Northern Santa Fe Corp.                                                                     21,060        $  1,692,382
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Norfolk Southern Corp.                                                                                 23,800           1,181,670
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                                                                                                                     $  2,874,052
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SPECIALTY CHEMICALS - 0.8%
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L'Air Liquide S.A                                                                                       7,053        $  1,642,201
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L'Air Liquide S.A., Bearer Shares                                                                       9,000           2,095,535
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Praxair, Inc.                                                                                          25,940           1,635,776
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                                                                                                                     $  5,373,512
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SPECIALTY STORES - 0.4%
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NEXT PLC                                                                                               28,170        $  1,080,376
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Praktiker Bau-und Heimwerkermarkte Holding AG                                                          34,100           1,257,386
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                                                                                                                     $  2,337,762
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TELECOMMUNICATIONS - WIRELESS - 1.1%
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KDDI Corp.                                                                                                522        $  3,692,438
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Vodafone Group PLC                                                                                  1,302,145           3,800,255
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                                                                                                                     $  7,492,693
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TELEPHONE SERVICES - 2.4%
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Embarq Corp.                                                                                           11,381        $    631,759
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France Telecom S.A                                                                                    133,730           3,693,963
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Royal KPN N.V                                                                                          73,100           1,055,013
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Singapore Telecommunications Ltd.                                                                   1,031,000           2,365,750
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Sprint Nextel Corp.                                                                                   122,430           2,182,927
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Telekom Austria AG                                                                                    118,100           3,226,589
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Telenor A.S.A                                                                                          94,150           1,924,848
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TELUS Corp. (non-voting shares)                                                                        13,600             628,609
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                                                                                                                     $ 15,709,458
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TOBACCO - 1.8%
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Altria Group, Inc.                                                                                     87,980        $  7,688,572
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British American Tobacco PLC                                                                           79,990           2,425,320
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Swedish Match AB                                                                                       89,710           1,588,028
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                                                                                                                     $ 11,701,920
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TRUCKING - 0.9%
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TNT N.V                                                                                               125,260        $  5,694,805
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UTILITIES - ELECTRIC POWER - 2.7%
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Dominion Resources, Inc.                                                                               51,230        $  4,250,041
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E.ON AG                                                                                                31,770           4,321,299
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FPL Group, Inc.                                                                                        39,330           2,228,045
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Scottish Power PLC                                                                                     70,809           1,038,712
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SUEZ S.A                                                                                               36,031           1,770,837
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TXU Corp.                                                                                              33,280           1,799,782
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United Utilities PLC                                                                                  140,970           2,113,595
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                                                                                                                     $ 17,522,311
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  TOTAL COMMON STOCKS                                                                                                $389,597,511
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BONDS - 30.9%
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ASSET BACKED & SECURITIZED - 2.9%
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Bayview Commercial Asset Trust, 4.8457%, 2023 (n)                                           CAD       560,000        $    476,332
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Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.648%, 2048                               $     1,700,000           1,709,024
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Commercial Mortgage Asset Trust, FRN, 0.8847%, 2032 (i)(n)                                         17,521,072             666,729
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Commercial Mortgage Pass-Through Certificates, FRN, 5.51%, 2017 (n)                                 1,400,000           1,400,013
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Commercial Mortgage Pass-Through Certificates, FRN, 5.52%, 2017 (n)                                 2,100,000           2,100,556
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Credit Suisse Commercial Mortgage Trust, 5.509%, 2039                                                 478,292             475,564
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Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                               175,453             176,360
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First Union National Bank Commercial Mortgage Trust, FRN, 0.942%, 2043 (i)(n)                      25,506,623             805,581
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IMPAC CMB Trust, FRN, 5.67%, 2036                                                                   2,009,874           2,018,066
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JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045 (z)                                  398,186             394,235
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JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047                                     270,000             264,765
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JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.2114%, 2041                             1,870,062           1,843,588
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JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.2213%, 2044                               570,000             560,790
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Lehman Brothers Floating Rate Commercial Mortgage Trust, FRN, 5.48%, 2018 (n)                       2,150,000           2,149,993
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Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049                              1,250,000           1,215,430
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Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045                                            670,000             680,354
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Wachovia Bank Commercial Mortgage Trust, FRN, 5.603%, 2048                                          1,700,000           1,700,728
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                                                                                                                     $ 18,638,108
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EMERGING MARKET QUASI-SOVEREIGN - 0.6%
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Gazprom International S.A., 7.201%, 2020                                                      $     1,505,000        $  1,563,394
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Pemex Project Funding Master Trust, 8.625%, 2022                                                      498,000             608,805
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Petronas Capital Ltd., 7.875%, 2022                                                                 1,296,000           1,569,983
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,742,182
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EMERGING MARKET SOVEREIGN - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 5.59%, 2012                                                       $     1,052,250        $    998,936
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Republic of Bulgaria, 8.25%, 2015                                                                     541,000             633,511
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Republic of South Africa, 7.375%, 2012                                                                523,000             562,879
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United Mexican States, 5.625%, 2017                                                                 1,284,000           1,267,308
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United Mexican States, 10%, 2024                                                            MXN     4,110,000             443,871
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United Mexican States, 6.75%, 2034                                                            $     1,252,000           1,327,120
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,233,625
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 6.1%
---------------------------------------------------------------------------------------------------------------------------------
Canada Housing Trust, 4.6%, 2011                                                            CAD     6,093,000        $  5,262,841
---------------------------------------------------------------------------------------------------------------------------------
Development Bank of Japan, 1.4%, 2012                                                       JPY   718,000,000           5,980,840
---------------------------------------------------------------------------------------------------------------------------------
Development Bank of Japan, 1.6%, 2014                                                       JPY   390,000,000           3,252,095
---------------------------------------------------------------------------------------------------------------------------------
Development Bank of Japan, 1.05%, 2023                                                      JPY 1,373,000,000           9,680,850
---------------------------------------------------------------------------------------------------------------------------------
Development Bank of Japan, 2.3%, 2026                                                       JPY   210,000,000           1,750,876
---------------------------------------------------------------------------------------------------------------------------------
Japan Finance Corp. for Municipal Enterprises, 2%, 2016                                     JPY   630,000,000           5,371,876
---------------------------------------------------------------------------------------------------------------------------------
KfW Bankengruppe, 1.35%, 2014                                                               JPY   163,000,000           1,341,074
---------------------------------------------------------------------------------------------------------------------------------
KfW Bankengruppe, FRN, 3.528%, 2007                                                         EUR     5,413,000           7,050,514
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 39,690,966
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET SOVEREIGN - 14.7%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Australia, 6.5%, 2013                                                       AUD     3,774,000        $  2,998,260
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Australia, 6%, 2017                                                         AUD     1,826,000           1,422,109
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008                                                     EUR     1,971,000           2,548,186
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 5.25%, 2010                                                    EUR     2,032,000           2,749,369
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.75%, 2015                                                    EUR     8,012,000          10,206,443
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 6.25%, 2024                                                    EUR     5,231,000           8,486,065
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 6.25%, 2030                                                    EUR     7,230,000          12,142,900
---------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.5%, 2009                                                            CAD     5,547,000           4,863,563
---------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 4.5%, 2015                                                            CAD     2,643,000           2,296,745
---------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 8%, 2023                                                              CAD     2,082,000           2,538,813
---------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.75%, 2033                                                           CAD     1,443,000           1,518,915
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 3.75%, 2009                                                             EUR     1,155,000           1,497,807
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 5%, 2012                                                                EUR       926,000           1,262,599
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 4%, 2015                                                                DKK    14,207,000           2,473,657
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5%, 2012                                                            EUR     2,450,855           3,337,202
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011                                                               EUR     3,416,000           4,694,074
---------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5%, 2012                                                               EUR     3,215,000           4,376,358
---------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 3%, 2008                                                               EUR     3,052,000           3,923,517
---------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 5.375%, 2013                                                           EUR       535,000             747,791
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 6%, 2025                                                                EUR     1,725,000           2,755,320
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2035                                                             EUR     4,171,000           5,862,853
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.6%, 2016                                                             EUR     3,393,000           4,584,661
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 8%, 2015                                                           GBP     1,304,000           3,093,952
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 8%, 2021                                                           GBP       584,000           1,515,593
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 4.25%, 2036                                                        GBP     2,194,000           4,207,001
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 96,103,753
---------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Ulster Bank Finance PLC, FRN, 3.764%, 2008                                                  EUR     1,968,000        $  2,563,255
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.517%, 2013                                                                      $        85,950        $     82,810
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.78%, 2015                                                                               367,580             356,102
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.98%, 2015                                                                               213,326             209,231
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.423%, 2016                                                                              348,788             351,887
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.996%, 2017                                                                              289,259             284,361
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.05%, 2017                                                                               330,000             321,286
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.5%, 2021                                                                               643,608             637,792
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2022 - 2025                                                                        4,988,024           4,954,233
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,197,702
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Intergas Finance B.V., 6.875%, 2011                                                           $       611,000        $    626,886
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
HSBK Europe B.V., 7.75%, 2013 (n)                                                             $       930,000        $    964,875
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
OJSC Vimpel Communications, 8.25%, 2016                                                       $       702,000        $    739,768
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                                                        $     1,113,000        $  1,060,043
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.25%, 2007                                                                             2,020,000           2,004,553
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.2%, 2007                                                                             1,563,000           1,549,413
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.09%, 2025                                                            225,981             222,026
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.21%, 2026                                                          2,625,848           2,595,875
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,431,910
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8%, 2021                                                                 $     1,422,000        $  1,862,376
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2010                                                                       8,403,000           8,197,194
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2013                                                                      317,000             306,710
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2015 (f)                                                                   3,535,000           3,342,095
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 2.375%, 2017                                                             5,223,974           5,212,137
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 18,920,512
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                        $201,853,542
---------------------------------------------------------------------------------------------------------------------------------
                                                                                             PAR AMOUNT
ISSUE/EXPIRATION DATE/STRIKE PRICE                                                           OF CONTRACTS             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS PURCHASED - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
JPY Currency - April 2007 @ $0.9513 (a)                                                     JPY   303,600,000        $      4,250
---------------------------------------------------------------------------------------------------------------------------------
PUT OPTIONS PURCHASED - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds Futures - February 2007 @ $114 (a)                                                     29        $        453
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                       SHARES/PAR          VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 8.0% (y)
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.27%, due 2/01/07                                            $    25,995,000        $ 25,995,000
---------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 5.27%, due 2/01/07                                                         26,000,000          26,000,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS                                                                                       $ 51,995,000
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                    4,960,540        $  4,960,540
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch, 5.27%, dated 1/31/07, due 2/01/07, total to be received
$10,858,589 (secured by various U.S. Treasury and Federal Agency obligations
and Mortgage Backed securities in a jointly traded account)                                   $    10,857,000        $ 10,857,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $659,268,296
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.9)%                                                                                (6,093,626)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $653,174,670
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(k) As of January 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $337,208,665 and 51.15% of market value. An independent pricing service provided an evaluated bid for
    29.90% of the market value.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,564,079, representing 1.3% of net assets.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                           ACQUISITION      ACQUISITION    CURRENT MARKET      TOTAL % OF NET
    RESTRICTED SECURITIES                     DATE             COST            VALUE               ASSETS
    ----------------------------------------------------------------------------------------------------------
    JPMorgan Chase Commercial Mortgage
    Securities Corp., 5.44%, 2045           9/22/06          $ 400,173       $   394,235            0.1%

The following abbreviations are used in this report and are defined:
ADR      American Depository Receipt
FRN      Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS      International Preference Stock
SDR      Swedish Depository Receipt
TIPS     Treasury Inflation Protected Security



Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise
indicated. A list of abbreviations is shown below:

      AUD     Australian Dollar
      CAD     Canadian Dollar
      DKK     Danish Krone
      EUR     Euro
      GBP     British Pound
      JPY     Japanese Yen
      MXN     Mexican Peso
      MYR     Malaysian Ringgit
      NOK     Norwegian Krone
      NZD     New Zealand Dollar
      PLN     Polish Zloty
      RUB     Russian Ruble
      SEK     Swedish Krona
See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GLOBAL TOTAL RETURN

SUPPLEMENTAL SCHEDULES (UNAUDITED) 1/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:



Aggregate Cost                                                 $574,597,317
                                                               ============
Gross unrealized appreciation                                  $ 93,609,384
Gross unrealized depreciation                                    (8,938,405)
                                                               ------------
      Net unrealized appreciation (depreciation)               $ 84,670,979
                                                               ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

DERIVATIVES

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are reported by currency.

                                                                                                              NET UNREALIZED
          CONTRACTS TO                                                                      CONTRACTS          APPRECIATION
        DELIVER/RECEIVE                   SETTLEMENT DATE          IN EXCHANGE FOR          AT VALUE           (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------
SALES
-----
AUD                   5,968,983               2/06/07                $ 4,669,790           $ 4,627,323          $  42,467
CAD                  14,974,418               2/06/07                 13,059,066            12,739,392            319,674
DKK                  14,680,470               2/15/07                  2,592,031             2,567,006             25,025
EUR                   7,717,313               2/28/07                 10,131,743            10,068,472             63,271
GBP                   2,362,307          2/26/07 - 2/28/07             4,626,208             4,638,886            (12,678)
JPY                 487,498,284               3/16/07                  4,051,986             4,062,021            (10,035)
MXN                   1,465,699               2/06/07                    135,820               133,167              2,653
NZD                   2,420,697          2/05/07 - 4/02/07             1,661,690             1,664,142             (2,453)
                                                                     -----------           -----------          ---------
                                                                     $40,928,334           $40,500,409          $ 427,924
                                                                     ===========           ===========          =========

PURCHASES
---------
CAD                   1,115,398               2/06/07                $   956,593           $   948,918          $  (7,675)
EUR                  13,681,258          2/28/07 - 5/17/07            17,901,222            17,859,351            (41,871)
GBP                   3,286,852          2/26/07 - 2/28/07             6,353,081             6,454,425            101,344
JPY               5,191,282,335          2/20/07 - 3/16/07            43,542,648            43,243,208           (299,440)
MYR                   1,648,536               2/26/07                    471,819               471,538               (281)
NOK                  12,229,417               3/05/07                  1,946,174             1,961,135             14,961
NZD                   2,420,697               2/05/07                  1,681,573             1,666,529            (15,045)
PLN                   1,445,774               3/05/07                    496,165               483,258            (12,907)
RUB                  10,000,239               2/22/07                    377,439               377,787                348
SEK                  28,704,908               2/06/07                  4,243,226             4,132,608           (110,618)
                                                                     -----------           -----------          ---------
                                                                     $77,969,940           $77,598,757          $(371,184)
                                                                     ===========           ===========          =========

At January 31, 2007 forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $2,631 with Goldman Sachs & Co. and a net payable of $108,546 with Merrill Lynch International.

FUTURES CONTRACTS OUTSTANDING AT 1/31/07

                                                                                                        UNREALIZED
                                                                                  EXPIRATION           APPRECIATION
                                         CONTRACTS             VALUE                 DATE             (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Japan Government Bonds 10 yr (Long)          15             $ 16,712,041            Mar-07               $ 10,397
U.S. Treasury Notes 10 yr (Short)            56                5,978,000            Mar-07                (16,625)
---------------------------------------------------------------------------------------------------------------------
                                                                                                         $ (6,228)
                                                                                                         ========

At January 31, 2007, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

(3) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of January 31, 2007 are as follows:


-----------------------------------
United States                 34.2%
-----------------------------------
Japan                         11.0%
-----------------------------------
Germany                       10.1%
-----------------------------------
United Kingdom                 8.8%
-----------------------------------
France                         6.7%
-----------------------------------
Switzerland                    3.5%
-----------------------------------
Canada                         2.7%
-----------------------------------
Netherlands                    2.5%
-----------------------------------
Ireland                        1.4%
-----------------------------------
Others                        19.1%
-----------------------------------

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS(R) UTILITIES FUND

1/31/07
Quarterly portfolio holdings

[graphic omitted]

M F S(R)
INVESTMENT MANAGEMENT

MFS Utilities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2007

ISSUER                                                                                              SHARES/PAR        VALUE ($)
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 92.3%
-------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 3.9%
-------------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp. (l)                                                                         964,740   $   10,245,539
-------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                             1,035,000       30,491,100
-------------------------------------------------------------------------------------------------------------------------------
News Corp., "A"                                                                                      1,347,500       31,329,375
-------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp. (l)                                                                                94,800        6,311,784
-------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                                                      113,700        2,486,619
-------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B" (a)                                                                                  426,250       17,335,587
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   98,200,004
-------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.9%
-------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A" (a)                                                                         222,800   $    9,682,888
-------------------------------------------------------------------------------------------------------------------------------
Net Servicos de Comuicacao S.A., IPS                                                                   920,600       11,126,084
-------------------------------------------------------------------------------------------------------------------------------
Time Warner Cable, Inc. (a)                                                                             30,300        1,280,175
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   22,089,147
-------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.3%
-------------------------------------------------------------------------------------------------------------------------------
Solarfun Power Holdings Co. Ltd., ADR                                                                  208,810   $    3,138,414
-------------------------------------------------------------------------------------------------------------------------------
Trina Solar Ltd., ADR                                                                                  125,760        3,693,571
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    6,831,985
-------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 3.0%
-------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                           174,300   $   12,718,671
-------------------------------------------------------------------------------------------------------------------------------
China Coal Energy                                                                                    5,631,000        4,261,976
-------------------------------------------------------------------------------------------------------------------------------
CONSOL Energy, Inc.                                                                                    404,300       13,920,049
-------------------------------------------------------------------------------------------------------------------------------
Devon EnergyCorp                                                                                        86,900        6,090,821
-------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                              82,400        3,820,064
-------------------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                                                1,472,600       25,966,060
-------------------------------------------------------------------------------------------------------------------------------
Venoco, Inc. (a)                                                                                       565,370        9,328,605
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   76,106,246
-------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 1.2%
-------------------------------------------------------------------------------------------------------------------------------
Hess Corp. (l)                                                                                         168,900   $    9,118,911
-------------------------------------------------------------------------------------------------------------------------------
Spectra Energy Corp.                                                                                   237,100        6,193,052
-------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A                                                                                              217,200       14,659,441
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   29,971,404
-------------------------------------------------------------------------------------------------------------------------------
ENGINEERING - CONSTRUCTION - 0.6%
-------------------------------------------------------------------------------------------------------------------------------
Bouygues S.A                                                                                           183,900   $   12,423,911
-------------------------------------------------------------------------------------------------------------------------------
China Communications Construction Co. Ltd.                                                           3,248,000        3,697,905
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   16,121,816
-------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.0%
-------------------------------------------------------------------------------------------------------------------------------
Sonae SGPS S.A                                                                                         545,934   $    1,209,252
-------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 5.5%
-------------------------------------------------------------------------------------------------------------------------------
AGL Resources, Inc. (l)                                                                                969,625   $   38,106,262
-------------------------------------------------------------------------------------------------------------------------------
Energen Corp.                                                                                           70,800        3,276,624
-------------------------------------------------------------------------------------------------------------------------------
Equitable Resources, Inc.                                                                            1,605,700       69,446,525
-------------------------------------------------------------------------------------------------------------------------------
Gaz de France                                                                                          280,500       12,105,876
-------------------------------------------------------------------------------------------------------------------------------
Questar Corp.                                                                                          181,208       14,714,090
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $  137,649,377
-------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 5.4%
-------------------------------------------------------------------------------------------------------------------------------
Enagas S.A                                                                                           2,132,555   $   46,736,273
-------------------------------------------------------------------------------------------------------------------------------
OAO Gazprom, ADR                                                                                        55,900        2,400,905
-------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                                  3,155,750       85,173,692
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $  134,310,870
-------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 3.8%
-------------------------------------------------------------------------------------------------------------------------------
ENSCO International, Inc. (l)                                                                          182,400   $    9,278,688
-------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                                    773,800       44,888,138
-------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                            367,200       27,521,640
-------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                                      102,500        6,507,725
-------------------------------------------------------------------------------------------------------------------------------
Transocean, Inc. (a)                                                                                   109,600        8,479,752
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   96,675,943
-------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 6.3%
-------------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., "L", ADR                                                                   570,800   $   25,320,688
-------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp. (l)                                                                      2,533,470       24,549,324
-------------------------------------------------------------------------------------------------------------------------------
Hutchison Telecommunications International Ltd. (a)                                                  5,152,000       12,481,908
-------------------------------------------------------------------------------------------------------------------------------
KDDI Corp.                                                                                                 178        1,259,107
-------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc.                                                                       19,600        1,287,524
-------------------------------------------------------------------------------------------------------------------------------
Philippine Long Distance Telephone Co.                                                                  49,500        2,642,343
-------------------------------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., "B"                                                                       662,800       20,521,346
-------------------------------------------------------------------------------------------------------------------------------
Tim Participacoes S.A., ADR                                                                            443,700       14,832,891
-------------------------------------------------------------------------------------------------------------------------------
Turkcell Iletisim Hizmetleri A.S                                                                       497,400        2,776,104
-------------------------------------------------------------------------------------------------------------------------------
Turkcell Iletisim Hizmetleri A.S., ADR (l)                                                           1,166,000       16,860,360
-------------------------------------------------------------------------------------------------------------------------------
Vimpel-Communications, ADR (a)(l)                                                                      128,400       10,969,212
-------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                                   8,048,400       23,488,911
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $  156,989,718
-------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 16.4%
-------------------------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                                           1,996,400   $   75,124,532
-------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co. (l)                                                                        422,800        6,198,248
-------------------------------------------------------------------------------------------------------------------------------
Embarq Corp.                                                                                           265,800       14,754,558
-------------------------------------------------------------------------------------------------------------------------------
France Telecom S.A                                                                                     930,710       25,708,580
-------------------------------------------------------------------------------------------------------------------------------
Neuf Cegetel                                                                                           167,910        6,112,244
-------------------------------------------------------------------------------------------------------------------------------
Orascom Telecom Holding (S.A.E), GDR                                                                   367,144       25,332,936
-------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. (a)(l)                                                      4,392,200       35,796,430
-------------------------------------------------------------------------------------------------------------------------------
Singapore TelecommunicationsLtd                                                                      7,857,950       18,030,988
-------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                                    209,500        3,735,385
-------------------------------------------------------------------------------------------------------------------------------
Telecom Argentina S.A., ADR                                                                            466,300        9,605,780
-------------------------------------------------------------------------------------------------------------------------------
Telefonica S.A                                                                                       1,283,000       28,126,647
-------------------------------------------------------------------------------------------------------------------------------
Telekom Austria AG                                                                                     321,700        8,789,108
-------------------------------------------------------------------------------------------------------------------------------
Telenor A.S.A                                                                                        1,363,000       27,865,829
-------------------------------------------------------------------------------------------------------------------------------
TELUS Corp. (non-voting shares)                                                                      1,325,140       61,249,613
-------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                           575,200       22,156,704
-------------------------------------------------------------------------------------------------------------------------------
Windstream Corp.                                                                                     2,779,276       41,355,627
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $  409,943,209
-------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 45.0%
-------------------------------------------------------------------------------------------------------------------------------
AES Corp. (l)                                                                                        1,045,300   $   21,731,787
-------------------------------------------------------------------------------------------------------------------------------
AES Tiete S.A., IPS                                                                                616,044,500       18,606,052
-------------------------------------------------------------------------------------------------------------------------------
American Electric Power Co., Inc.                                                                    1,385,800       60,323,874
-------------------------------------------------------------------------------------------------------------------------------
Centerpoint Energy, Inc. (l)                                                                           480,100        8,286,526
-------------------------------------------------------------------------------------------------------------------------------
CEZ AS                                                                                                 575,500       24,541,663
-------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp. (l)                                                                                 2,656,000       44,328,640
-------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                                       988,503       71,715,893
-------------------------------------------------------------------------------------------------------------------------------
Covanta Holding Corp.                                                                                  162,380        3,841,911
-------------------------------------------------------------------------------------------------------------------------------
CPFL Energia S.A., ADR (l)                                                                             326,260       12,822,018
-------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc. (l)                                                                           239,000       19,827,440
-------------------------------------------------------------------------------------------------------------------------------
DPL, Inc. (l)                                                                                        1,054,823       30,252,324
-------------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                                      813,600       16,019,784
-------------------------------------------------------------------------------------------------------------------------------
DynegyHoldings, Inc.                                                                                 3,609,980       25,450,359
-------------------------------------------------------------------------------------------------------------------------------
E.ON AG                                                                                                445,607       60,610,680
-------------------------------------------------------------------------------------------------------------------------------
EDF Energies Nouvelles S.A                                                                              45,530        2,343,271
-------------------------------------------------------------------------------------------------------------------------------
Edison International                                                                                 1,455,700       65,477,386
-------------------------------------------------------------------------------------------------------------------------------
Eletropaulo Metropolitana S.A., IPS                                                                423,820,000       20,829,835
-------------------------------------------------------------------------------------------------------------------------------
Endesa S.A                                                                                             168,800        8,483,009
-------------------------------------------------------------------------------------------------------------------------------
Energias do Brasil S.A                                                                                  82,300        1,224,426
-------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., ADR                                                                                    1,352,100       21,309,096
-------------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                          129,300       12,005,505
-------------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                        1,112,480       65,213,578
-------------------------------------------------------------------------------------------------------------------------------
Equatorial Energia S.A., IEU (a)                                                                       295,700        2,533,776
-------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                           335,900       20,150,641
-------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                                      538,400       31,943,272
-------------------------------------------------------------------------------------------------------------------------------
Fortum Corp.                                                                                           250,200        6,899,822
-------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc. (l)                                                                                  1,272,600       72,092,790
-------------------------------------------------------------------------------------------------------------------------------
Iberdrola S.A                                                                                          115,300        4,927,549
-------------------------------------------------------------------------------------------------------------------------------
International Power PLC                                                                              3,539,301       25,038,454
-------------------------------------------------------------------------------------------------------------------------------
Mirant Corp. (a)                                                                                     1,541,400       52,685,052
-------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. (a)(l)                                                                              2,000,700      119,901,951
-------------------------------------------------------------------------------------------------------------------------------
Pepco Holdings, Inc.                                                                                   335,500        8,582,090
-------------------------------------------------------------------------------------------------------------------------------
Portland General Electric Co. (l)                                                                       42,700        1,116,178
-------------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                               34,800        1,238,880
-------------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                                1,020,800       68,424,224
-------------------------------------------------------------------------------------------------------------------------------
Red Electrica de Espana                                                                                874,324       35,315,882
-------------------------------------------------------------------------------------------------------------------------------
RWE AG                                                                                                 325,100       34,010,378
-------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                              311,200       16,829,696
-------------------------------------------------------------------------------------------------------------------------------
Veolia Environment                                                                                     138,850        9,769,914
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $1,126,705,606
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                            $2,312,804,577
-------------------------------------------------------------------------------------------------------------------------------
BONDS - 1.3%
-------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 0.0%
-------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.123%, 2023 (i)(n)                                             $    3,649,053   $      393,660
-------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.4%
-------------------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                                                  $    8,580,000   $    8,204,960
-------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0.9%
-------------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                           $    3,147,000   $    3,528,007
-------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                   3,010,000        3,387,625
-------------------------------------------------------------------------------------------------------------------------------
Mirant North American LLC, 7.375%, 2013                                                              7,700,000        7,854,000
-------------------------------------------------------------------------------------------------------------------------------
TXU Eastern Funding Co., 6.75%, 2009 (d)                                                               793,000           47,580
-------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                                                             8,015,000        8,388,499
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   23,205,711
-------------------------------------------------------------------------------------------------------------------------------
    TOTAL BONDS                                                                                                  $   31,804,331
-------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 2.0%
-------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.6%
-------------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 4.99% (n)                                                                                10,900   $   14,629,162
-------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.4%
-------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 5.75%                                                                                118,000   $   33,272,460
-------------------------------------------------------------------------------------------------------------------------------
PNM Resources, Inc., 6.75%                                                                              24,000        1,252,402
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   34,524,862
-------------------------------------------------------------------------------------------------------------------------------
    TOTAL CONVERTIBLE PREFERRED STOCKS                                                                           $   49,154,024
-------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS - 0.5%
-------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.3%
-------------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., 5.75%, 2008                                                      $    6,540,000   $    6,646,275
-------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.1%
-------------------------------------------------------------------------------------------------------------------------------
Transocean, Inc., 1.5%, 2021                                                                    $    2,860,000   $    3,217,500
-------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0.1%
-------------------------------------------------------------------------------------------------------------------------------
Covanta Holding Corp., 1%, 2027                                                                 $    1,904,000   $    1,951,600
-------------------------------------------------------------------------------------------------------------------------------
    TOTAL CONVERTIBLE BONDS                                                                                      $   11,815,375
-------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 4.6%
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., 5.27%, dated 1/31/2007, due 2/01/2007, total                               $  115,831,000   $  115,831,000
  to be received$115,847,956 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)
-------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 7.3%
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Repurchase Agreement, 5.3025%, dated 1/31/07, due                                 $   62,999,595   $   62,999,595
2/01/07, total to be received $63,008,874 (secured by various
U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account)
-------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio                                                       121,261,596      121,261,596
-------------------------------------------------------------------------------------------------------------------------------
    TOTAL COLLATERAL FOR SECURITIES LOANED                                                                       $  184,261,191
-------------------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS(k)                                                                                         $2,705,670,498
-------------------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES - (8.0)%                                                                            (199,829,903)
-------------------------------------------------------------------------------------------------------------------------------
    NET ASSETS - 100.0%                                                                                          $2,505,840,595
-------------------------------------------------------------------------------------------------------------------------------
(a) Non-income producing security.
(d) Non-income producing security - in default.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of January 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $344,105,738 and 12.72% of market value. An independent pricing service provided an evaluated bid for
    2.14% of the market value.
(l) All or a portion of this securityis on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, theaggregate value of these securities was $15,022,822, representing 0.6% of net assets.

The following abbreviations are used in this report and are defined:
ADR   AmericanDepositoryReceipt
FRN   Floating Rate Note. Interest rate resets periodically and maynot be the rate reported at period end.
GDR   Global Depository Receipt
IEU   International Equity Unit
IPS   International Preference Stock

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS UTILITIES FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 01/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

    Aggregate Cost                                  $ 2,227,631,360
                                                    ===============
    Gross unrealized appreciation                   $   428,920,506
    Gross unrealized depreciation                       (11,399,303)
                                                    ---------------
       Net unrealized appreciation (depreciation)   $   417,521,203
                                                    ===============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) SECURITIES LENDING COLLATERAL

At January 31, 2007, the value of securities loaned was $180,872,917. These loans were collateralized by cash of $184,261,191 and non-cash U.S. Treasury obligations of $2,447,781.

(3) FINANCIAL INSTRUMENTS
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are reported by currency.

                                                                                         NET UNREALIZED
          CONTRACTS TO                                            CONTRACTS               APPRECIATION
          DELIVER/RECEIVE  SETTLEMENT DATE    IN EXCHANGE FOR     AT VALUE               (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
SALES
-----
EUR        148,917,028    2/28/07 - 3/26/07    $ 193,421,686    $ 194,499,802            $ (1,078,116)
GBP         19,045,828    2/26/07 - 2/28/07       36,532,391       37,400,505                (868,114)
                                               -------------    -------------            ------------
                                               $ 229,954,077    $ 231,900,307            $ (1,946,230)
                                               =============    =============            ============

PURCHASES
---------
EUR          8,686,324    2/28/07 - 3/26/07    $  11,261,919    $  11,343,472            $     81,553
GBP          7,098,494    2/26/07 - 2/28/07       13,827,916       13,939,379                 111,463
                                               -------------    -------------            ------------
                                               $  25,089,835    $  25,282,851            $    193,016
                                               =============    =============            ============

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in
U.S. dollars unless otherwise indicated. A list of abbreviations is shown below.

EUR Euro
GBP British Pound

At January 31, 2007, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) GLOBAL EQUITY FUND

1/31/07
Quarterly portfolio holdings

[graphic omitted]

M F S(R)
INVESTMENT MANAGEMENT

MFS Global Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2007

ISSUER                                                                                              SHARES/PAR        VALUE ($)
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.6%
-------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 2.8%
-------------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                             727,167   $   14,166,259
-------------------------------------------------------------------------------------------------------------------------------
Pernod Ricard S.A.                                                                                      39,936        8,220,188
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   22,386,447
-------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 3.4%
-------------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A. (l)                                                              136,030   $   14,338,742
-------------------------------------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                                                        132,010       13,043,908
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   27,382,650
-------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 4.4%
-------------------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                                                            148,210   $    9,081,700
-------------------------------------------------------------------------------------------------------------------------------
Bridgestone Corp.                                                                                      222,200        4,835,014
-------------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc. (l)                                                                              152,660       10,422,098
-------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                                     163,800       10,786,134
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   35,124,946
-------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.7%
-------------------------------------------------------------------------------------------------------------------------------
Actelion Ltd. (a)                                                                                       17,960   $    4,367,459
-------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc. (a)                                                                                        126,370        8,892,657
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   13,260,116
-------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 4.1%
-------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B" (a)                                                                                  156,475   $    6,363,838
-------------------------------------------------------------------------------------------------------------------------------
Vivendi S.A.                                                                                           161,990        6,690,265
-------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                        238,140        8,375,384
-------------------------------------------------------------------------------------------------------------------------------
WPP Group PLC                                                                                          744,100       10,941,739
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   32,371,226
-------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.8%
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                               37,940   $    8,049,350
-------------------------------------------------------------------------------------------------------------------------------
Julius Baer Holding Ltd.                                                                                64,214        7,741,597
-------------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc.                                                                                  319,500        6,506,783
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   22,297,730
-------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.4%
-------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                                                    173,230   $    6,539,433
-------------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc. (a)                                                                                   62,790        4,425,439
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   10,964,872
-------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.9%
-------------------------------------------------------------------------------------------------------------------------------
3M Co.                                                                                                 154,950   $   11,512,785
-------------------------------------------------------------------------------------------------------------------------------
Bayer AG                                                                                               133,080        7,861,259
-------------------------------------------------------------------------------------------------------------------------------
Givaudan S.A                                                                                             4,370        3,962,133
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   23,336,177
-------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 1.1%
-------------------------------------------------------------------------------------------------------------------------------
Oracle Corp. (a)                                                                                       502,390   $    8,621,012
-------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.4%
-------------------------------------------------------------------------------------------------------------------------------
Dell, Inc. (a)                                                                                         128,570   $    3,117,823
-------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 7.9%
-------------------------------------------------------------------------------------------------------------------------------
Alberto-Culver Co.                                                                                     163,220   $    3,732,841
-------------------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc., "A"                                                                           128,750        6,115,625
-------------------------------------------------------------------------------------------------------------------------------
Henkel KGAA, IPS (l)                                                                                    46,020        7,199,674
-------------------------------------------------------------------------------------------------------------------------------
Kao Corp.                                                                                              387,000       11,099,406
-------------------------------------------------------------------------------------------------------------------------------
L'Oreal S.A                                                                                             56,710        5,992,504
-------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                                   102,334        6,638,407
-------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                                  457,110       22,044,350
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   62,822,807
-------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.8%
-------------------------------------------------------------------------------------------------------------------------------
Legrand S.A.                                                                                           142,950   $    4,248,516
-------------------------------------------------------------------------------------------------------------------------------
OMRON Corp.                                                                                            153,100        4,130,878
-------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                              138,660        8,487,379
-------------------------------------------------------------------------------------------------------------------------------
Schneider Electric S.A.                                                                                108,766       13,186,366
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   30,053,139
-------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 5.1%
-------------------------------------------------------------------------------------------------------------------------------
Canon, Inc.                                                                                            174,000   $    9,173,690
-------------------------------------------------------------------------------------------------------------------------------
Hirose Electric Co. Ltd. (l)                                                                             8,200          973,342
-------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                            540,640       11,331,814
-------------------------------------------------------------------------------------------------------------------------------
Ricoh Co. Ltd.                                                                                         290,000        6,331,528
-------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                            20,920       12,953,119
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   40,763,493
-------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 4.7%
-------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                           88,690   $    6,463,727
-------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                      130,950        9,703,395
-------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Shell PLC (l)                                                                              270,430        9,140,989
-------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A.                                                                                             180,780       12,201,353
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   37,509,464
-------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 4.9%
-------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                                     66,560   $    3,809,894
-------------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                              71,352       26,170,143
-------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                          136,670        8,916,351
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   38,896,388
-------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.2%
-------------------------------------------------------------------------------------------------------------------------------
Sally Beauty Holdings, Inc. (a)                                                                        163,630   $    1,439,944
-------------------------------------------------------------------------------------------------------------------------------
Tesco PLC                                                                                              966,246        7,950,558
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    9,390,502
-------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 2.3%
-------------------------------------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc.                                                                            29,340   $    2,478,643
-------------------------------------------------------------------------------------------------------------------------------
Ladbrokes PLC                                                                                          733,620        6,317,231
-------------------------------------------------------------------------------------------------------------------------------
William Hill PLC                                                                                       725,640        9,183,569
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   17,979,443
-------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 1.1%
-------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                                  186,500   $    8,894,185
-------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 5.6%
-------------------------------------------------------------------------------------------------------------------------------
Aflac, Inc.                                                                                            130,280   $    6,202,631
-------------------------------------------------------------------------------------------------------------------------------
Assicurazioni Generali S.p.A.                                                                          119,940        5,187,807
-------------------------------------------------------------------------------------------------------------------------------
AXA                                                                                                    275,780       11,701,884
-------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                                          260,740        9,099,826
-------------------------------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd.                                                                               134,430        3,224,945
-------------------------------------------------------------------------------------------------------------------------------
Swiss Reinsurance Co.                                                                                  113,228        9,451,331
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   44,868,424
-------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.7%
-------------------------------------------------------------------------------------------------------------------------------
Fanuc Ltd.                                                                                              58,800   $    5,479,790
-------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 6.0%
-------------------------------------------------------------------------------------------------------------------------------
Banca Intesa S.p.A.                                                                                    604,950   $    4,583,063
-------------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc.                                                                             406,580       16,267,266
-------------------------------------------------------------------------------------------------------------------------------
Credit Agricole S.A.                                                                                   212,680        9,172,201
-------------------------------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG                                                          58,280        4,559,885
-------------------------------------------------------------------------------------------------------------------------------
State Street Corp.                                                                                     123,720        8,790,306
-------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano S.p.A.                                                                             449,080        4,171,511
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   47,544,232
-------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 4.0%
-------------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                           153,170   $    4,723,763
-------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                        189,110       10,107,930
-------------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp. (a)                                                                              214,760       10,276,266
-------------------------------------------------------------------------------------------------------------------------------
Waters Corp. (a)                                                                                       125,320        7,104,391
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   32,212,350
-------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.9%
-------------------------------------------------------------------------------------------------------------------------------
Gaz de France                                                                                           90,940   $    3,924,807
-------------------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.                                                                                     686,000        3,561,925
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    7,486,732
-------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 0.6%
-------------------------------------------------------------------------------------------------------------------------------
Ericsson, Inc., "B"                                                                                  1,107,220   $    4,399,697
-------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 6.3%
-------------------------------------------------------------------------------------------------------------------------------
Aeon Credit Service Co. Ltd. (l)                                                                       160,400   $    3,063,292
-------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                                   297,490       17,319,868
-------------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria S.A.                                                                   170,670        4,256,103
-------------------------------------------------------------------------------------------------------------------------------
Bangkok Bank Public Co. Ltd.                                                                         1,165,300        3,817,224
-------------------------------------------------------------------------------------------------------------------------------
PT Bank Central Asia Tbk.                                                                            4,119,500        2,328,759
-------------------------------------------------------------------------------------------------------------------------------
Shinsei Bank Ltd.                                                                                      785,000        4,330,328
-------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                                 241,069       15,149,101
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   50,264,675
-------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 10.0%
-------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                        150,350   $    8,136,942
-------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC                                                                                    589,390       15,888,045
-------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                      345,240       23,062,032
-------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                       105,270       19,841,354
-------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis (l)                                                                                     143,500       12,670,992
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   79,599,365
-------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.5%
-------------------------------------------------------------------------------------------------------------------------------
Canadian National Railway Co.                                                                           86,026   $    3,930,528
-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 3.8%
-------------------------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd. (l)                                                                               272,000   $    3,582,208
-------------------------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A., Bearer Shares                                                                       54,071       12,589,741
-------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                          225,110       14,195,437
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   30,367,386
-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.1%
-------------------------------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                                                   261,500   $    2,671,911
-------------------------------------------------------------------------------------------------------------------------------
NEXT PLC                                                                                               157,350        6,034,691
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    8,706,602
-------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.1%
-------------------------------------------------------------------------------------------------------------------------------
Hutchison Telecommunications International Ltd. (a)                                                    425,000   $    1,029,661
-------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.8%
-------------------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                                                    2,768,975   $    6,353,738
-------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.6%
-------------------------------------------------------------------------------------------------------------------------------
TNT N.V.                                                                                               102,800   $    4,673,687
-------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.6%
-------------------------------------------------------------------------------------------------------------------------------
E.ON AG                                                                                                 96,680   $   13,150,243
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                            $  785,239,530
-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.4%
-------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.27%, due 2/01/07 (y)                                          $   10,998,000   $   10,998,000
-------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 2.9%
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Repurchase Agreement, 5.3025%, dated 1/31/07, due 2/01/07, total to be received $15,595,021 (secured by various U.S. Treasury and Federal Agency
obligations and Mortgage Backed securities in an individually traded account)                   $   15,592,724   $   15,592,724
-------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio                                                         7,558,947        7,558,947
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL COLLATERAL FOR SECURITIES LOANED                                                                         $   23,151,671
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                           $  819,389,201
-------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (2.9)%                                                                             (23,362,501)
-------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                            $  796,026,700
-------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(k) As of January 31, 2007, the fund had 48 securities that were fair valued, aggregating $372,017,693 and 45.40% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviation is used in this report and is defined:
IPS     International Preference Stock

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GLOBAL EQUITY FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 01/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                $ 604,665,995
                                                              =============
Gross unrealized appreciation                                 $ 227,628,618
Gross unrealized depreciation                                   (12,905,412)
                                                              -------------
      Net unrealized appreciation (depreciation)              $ 214,723,206
                                                              =============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of January 31, 2007 are as follows:

-----------------------------
United States           38.0%
-----------------------------
France                  14.4%
-----------------------------
United Kingdom          11.6%
-----------------------------
Switzerland             10.9%
-----------------------------
Japan                    9.3%
-----------------------------
Germany                  4.7%
-----------------------------
Italy                    1.7%
-----------------------------
Netherlands              1.7%
-----------------------------
South Korea              1.6%
-----------------------------
Other Countries          6.1%
-----------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                      NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                    SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VI
            -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: March 13, 2007
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: March 13, 2007
      --------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 13, 2007
      --------------


* Print name and title of each signing officer under his or her signature.
Other Countries          6.1%
-----------------------------